Invested Assets and Investment Income - Investment Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Investment expenses	$ 1,342	$ 1,348
Related to invested assets
Disclosure of financial assets [line items]
Investment expenses	841	731
Related to segregated, mutual and other funds
Disclosure of financial assets [line items]
Investment expenses	$ 501	$ 617